Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	$ 1,133	$ 1,159
Dividends received		(15)
Share of results of associates	3	(11)
Ending balance	1,135	1,133
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,239	3,279
Effect of movements in foreign exchange	270	(56)
Dividends received	(19)	(95)
Share of results of associates	76	111
Ending balance	3,566	3,239
Efes [member]
Disclosure of associates [line items]
Beginning balance	451	479
Effect of movements in foreign exchange	(92)	(59)
Dividends received		(11)
Share of results of associates	32	42
Ending balance	$ 391	$ 451